Asset Retirement Obligations (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Future undiscounted liability	$ 895,292	$ 952,292
Costs are expected to be incurred, minimum period	1 year
Costs are expected to be incurred, maximum period	24 years
Credit-adjusted risk-free discount rate	10.00%
Percentage of inflation rate	2.00%
Reclamation deposits	$ 25,000	$ 25,000